Financial Instruments and Financial Risk Management - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ (206)	$ 222
Canada, Dollars | Currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	634	664
Canada, Dollars | Currency risk | Trade and settlement receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	629	1,042
Canada, Dollars | Currency risk | Trade accounts payable and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	570	703
Canada, Dollars | Currency risk | Debt (Note 19)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	2,585	3,478
Reduced by: Debt designated as a hedging instrument in our net investment hedge | Canada, Dollars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 1,686	$ 2,697